Income Tax	12 Months Ended
Feb. 28, 2014
Income Tax [Text Block]
10.	Income Tax

Earnings before income taxes and the provision for income taxes consisted of the following for the years ended February 28, 2014, February 28, 2013, and February 29, 2012:

	2014	2013	2012

Earnings before income taxes:
Canada	$1,441,059	$1,017,263	$1,797,445
United States	(22,356)	(119,307)	(153,484)
Total	$1,418,703	$897,956	$1,643,961

Provision for income taxes:
Current	$-	$-	$-
Deferred, Canada	255,408	306,652	93,103
Deferred, United States	-	-	-
Total	$255,408	$306,652	$93,103

Income tax computed at statutory tax rates reconciles to the income tax provision, using a 25.75% (2013 – 25%, 2012 – 26.25%) statutory tax rate, as follows:

	2014	2013	2012

Tax at statutory rates at CDN rates	$367,903	$220,492	$431,540
Foreign loss taxed at US rates	(3,360)	(16,690)	(17,894)
Effect of change in statutory rate	-	-	14,400
Effect of foreign exchange on loss carry-forwards	(236,464)	(150,732)	(100,346)
Non-deductible expenses	26,232	37,979	108,776
Expiry of loss carry-forwards	-	-	104,076
Other items, net	(156,542)	38,652	(23,278)
Change in valuation allowance	257,639	176,951	(424,171)
Income tax provision for year	$255,408	$306,652	$93,103

Effective July 1, 2013, the British Columbia provincial rate increased from 10.00% to 11.00% . The tax rate for the Federal corporate tax remained the same at 15.00% .

As at February 28, 2014, the Company and its subsidiaries have accumulated net operating losses in the amount of approximately $5.8 million which can be applied against future earnings in Canada and $8.4 million in the United States. The net operating loss carry forward amounts commence to expire in 2025 through 2032.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2014	2013

Operating and other losses carried forward	$4,907,476	$4,755,713
Property, plant and equipment	821,547	935,074
Trademark and deferred costs	113,355	104,716
Un-realized foreign exchange loss	(1,068)	43,576
Financing costs	-	-
Total deferred tax assets	5,841,310	5,839,079
Valuation allowance	(3,688,743)	(3,431,104)

Net deferred tax assets	$2,152,567	$2,407,975

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of tax assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company has recognized a valuation allowance for those deferred tax assets for which realization is not more likely than not to occur.

The tax years that remain open to examination by the tax authorities are generally 2009-2014. The net operating losses from prior years are subject to adjustment under examination to the extent they remain unutilized in an open year.

There are no uncertain tax positions to recognize at February 28, 2014 and February 28, 2013.

The valuation allowance represents tax losses and deferred income tax assets from inactive United States subsidiaries, with a tax rate of 37%, totaling $3,493,269 ; and inactive Canadian subsidiaries, with a tax rate of 26%, totaling $195,474.